Related Party Transactions (Details) - Schedule of Related Party Transactions - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Related Party Transactions [Line Items]
Total	$ 1,728,398	$ 1,424,460	$ 451,602
Mrs. Qi Xiaoyu [Member]
Schedule of Related Party Transactions [Line Items]
Total	1,480,137	1,165,096	207,352
Ms. Wu Shunyu [Member]
Schedule of Related Party Transactions [Line Items]
Total	30,222	104,225	183,156
Mr. Fuyunishiki Ryo [Member]
Schedule of Related Party Transactions [Line Items]
Total	218,038	78,240	61,094
Mr. Wu Zhihua [Member]
Schedule of Related Party Transactions [Line Items]
Total		76,299
Ishiyama [Member]
Schedule of Related Party Transactions [Line Items]
Total		34,552
Total	$ (35,990)	$ 34,552